Note 7 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Available-for-sale Securities [Table Text Block]
	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$6,608	$1	$(19)	$6,590
Federal Home Loan Mortgage Corporation securities	1,892	--	(21)	1,871
Federal National Mortgage Association securities	752	--	(12)	740
Total mortgage-backed securities	9,252	1	(52)	9,201
Debt securities:
U.S. government agency	360	--	(6)	354
Total available-for-sale-securities	$9,612	$1	$(58)	$9,555
	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Mortgage-backed securities:
Governmental National Mortgage Association securities	$2,003	$-	$(13)	$1,990
Federal Home Loan Mortgage Corporation securities	1,020	-	(5)	1,015
Total mortgage-backed securities	$3,023	$-	$(18)	$3,005

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after one year through five years	$360	$354
Due after ten years	9,252	9,201
	$9,612	$9,555

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2016
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Governmental National Mortgage Association mortgage-backed securities	8	$5,874	$(19)	$--	$--	$5,874	$(19)
Federal Home Loan Mortgage Corporation mortgage-backed securities	2	1,871	(21)	--	--	1,871	(21)
Federal National Mortgage Association mortgage-backed securities	1	740	(12)	--	--	740	(12)
Debt securities, U.S. government agency	1	354	(6)	--	--	354	(6)
	12	$8,839	$(58)	$--	$--	$8,839	$(58)
	December 31, 2015
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Governmental National Mortgage Association mortgage-backed securities	2	$1,990	$(13)	$--	$--	$1,990	$(13)
Federal National Mortgage Association mortgage-backed securities	1	1,015	(5)	--	--	1,015	(5)
Total	3	$3,005	$(18)	$--	$--	$3,005	$(18)